CONTINGENCIES (Details) $ in Millions	12 Months Ended
	Dec. 30, 2017 USD ($) item	Dec. 31, 2016 USD ($)
Environmental Liabilities Associated with Remediation
Environmental site contingency number of sites | item	13
Balance at beginning of year	$ 21.3	$ 17.7
Acquisitions	3.0
Charges (reversals), net	2.8	11.6
Payments	(6.0)	(8.0)
Balance at end of year	21.1	21.3
Short term environmental liabilities	$ 5.0	$ 8.0